Hod Maden and Other Investments in Associates	12 Months Ended
Dec. 31, 2021
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Hod Maden and Other Investments in Associates
6 –   Hod Maden and Other Investments in Associates

In $000s	As at December 31, 2021	As at December 31, 2020

Hod Maden interest	$63,313	$96,666

Entrée Resources Ltd.	21,276	16,240

	$84,589	$112,906

A.	Hod Maden Interest
The Company has a 30% net profits interest in Artmin Madencilik Sanayi ve Ticaret A.S, incorporated in Turkey which owns and operates the Hod Maden project. This interest is accounted for using the equity method and its financial results are adjusted, where appropriate, to give effect to uniform accounting policies.
The following table summarizes the changes in the carrying amount of the Company’s Hod Maden interest:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020

Beginning of Year	$96,666	$116,585

Company’s share of net loss of associate	(253)	(360)

Capital investment	672	3,579

Currency translation adjustments	(33,772)	(23,138)

End of Year	$63,313	$96,666
Summarized financial information for the Company’s investment in this associate, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020

Administration expenses	$(994)	$(1,387)

Other income	151	187

Total net loss	$(843)	$(1,200)

Company’s share of net loss of associate	$(253)	$(360)

In $000s	As at December 31, 2021	As at December 31, 2020

Current Assets	$181	$765

Non-current Assets	207,032	318,710

Total Assets	$207,213	$319,475

Current Liabilities	366	518

Non-current Liabilities	-	-

Total Liabilities	$366	$518

Net Assets	$206,847	$318,957

Company’s share of net assets of associate	$62,054	$95,687

Adjustments for differences in accounting policies and other	1,259	979

Carrying amount of investment in associate	$63,313	$96,666
B.	Entrée Resources Ltd.
The Company holds a position in Entrée Resources Ltd. (“Entrée”), a Canadian mining company with a carried joint venture interest in the Hugo North Extension and Heruga deposits located in Mongolia. As at December 31, 2021, this position represents approximately 26% of the common shares of Entrée on a non-diluted
basis and is accounted for using the equity method. The Company records its share of Entrée’s profit or loss including adjustments, where appropriate, to give effect to uniform accounting policies. Using the quoted price of Entrée’s common shares, the fair value of Sandstorm’s interest was $31.7 million as at December 31, 2021.
The following table summarizes the changes in the carrying amount of the Company’s Entrée interest:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020 1

Beginning of Year	$16,240	$-

Acquisition of investment in associate	-	16,339

Additions	6,220	-

Company’s share of net loss of associate	(690)	(99)

Currency translation adjustments	(494)	-

End of Year	$21,276	$16,240

1	Information is for the reconstructed period November 20, 2020 to December 31, 2020.
Summarized financial information for the Company’s investment in this associate, on
a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020 1

Administration expenses	$(2,632)	$(123)

Other (expense) income	(154)	(333)

Total net loss	$(2,786)	$(456)

Company’s share of net loss of associate	$(690)	$(99)

1	Information is for the reconstructed period November 20, 2020 to December 31, 2020.

In $000s	As at December 31, 2021	As at December 31, 2020

Current Assets	$6,922	$7,651

Non-current Assets	167,304	152,133

Total Assets	$174,226	$159,784

Current Liabilities	199	184

Non-current Liabilities	92,295	84,831

Total Liabilities	$92,494	$85,015

Net Assets	$81,732	$74,769

Company’s share of net assets of associate	$21,276	$16,240